Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues
Total net sales	$ 136,970	$ 140,008	$ 411,102	$ 422,099
Cost of revenues
Total cost of sales	80,878	77,278	235,277	234,972
Gross profit	56,092	62,730	175,825	187,127
Operating expenses
Research and development, net	20,561	24,700	59,274	74,357
Selling, general and administrative	58,235	63,495	168,279	188,731
Total operating expenses	78,796	88,195	227,553	263,088
Operating loss	(22,704)	(25,465)	(51,728)	(75,961)
Financial income (expenses), net	2,656	1,009	7,415	1,500
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest, Total	(20,048)	(24,456)	(44,313)	(74,461)
Income tax benefit (expenses)	524	842	2,020	2,320
Share in net profits (losses) of associated companies	35,062	1,316	39,100	1,559
Net loss	$ (55,634)	$ (26,614)	$ (85,433)	$ (78,340)
Earnings Per Share, Basic	$ (0.65)	$ (0.37)	$ (1.06)	$ (1.11)
Weighted average shares outstanding - diluted	85,151	71,271	80,230	70,670
Comprehensive Loss
Net loss attributable to non-controlling interests	$ (55,634)	$ (26,614)	$ (85,433)	$ (78,340)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(306)	3,128	6,466	918
Unrealized gains (losses) on derivatives designated as cash flow hedges, net	(46)	(1,777)	(5,005)	(1,621)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(352)	1,351	1,461	(703)
Comprehensive loss attributable to Stratasys Ltd.	(55,986)	(25,263)	(83,972)	(79,043)
Products
Revenues
Total net sales	94,061	94,092	282,647	286,882
Cost of revenues
Total cost of sales	49,808	47,707	145,693	144,220
Service [Member]
Revenues
Total net sales	42,909	45,916	128,455	135,217
Cost of revenues
Total cost of sales	$ 31,070	$ 29,571	$ 89,584	$ 90,752